Provisions - Schedule of insurance contracts linked to pensions (Details) - Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	€ 104	€ 149	€ 174
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	4	4	1
Benefits paid	(15)	(16)	(19)
Paid premiums	0	0	1
Actuarial gains/(losses)	0	(33)	(8)
Fair value of insurance contracts linked to pensions at end of year	93	104	149
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	€ 0	€ 0	€ 0